INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2024
INCOME TAXES
Schedule of components of income tax expenses

The components of income tax expenses were as follows as of June 30,2024, 2023, and 2022 (in thousands):

	For the Fiscal Years Ended June 30,
	2024	2023	2022
Current	¥276,876	¥314,084	¥294,423
Deferred	50,993	3,334	(7,504)
Total	¥327,869	¥317,418	¥286,919

Schedule of reconciliation of income tax expenses to the amount of income tax benefit at the statutory rate

	For the Fiscal Years Ended June 30,
	2024	2023	2022
Statutory tax rate	30.6%	30.6%	30.6%
Permanent differences	(0.3)%	(2.5)%	(1.7)%
Prefecture, Local, and Enterprise Tax	3.5%	7.3%	7.1%
Tax credits	0.0%	(1.6)%	(1.3)%
Deductions and other adjustments	0.6%	0.4%	(0.5)%
Effective tax rate	34.4%	34.2%	34.2%

Schedule of primary components of deferred tax assets and liabilities

The primary components of deferred tax assets and liabilities were as follows as of June 30, 2024 and 2023 (in thousands):

	June 30,
	2024	2023
Deferred tax assets:
Reserves and Allowances	¥49,545	¥61,842
Intangibles	11,331	11,331
Investments in securities	15,564	14,646
Asset retirement obligation	2,425	2,495
Accrued Commissions	20,737	40,852
Leases	767	944
Net Operating Loss	6,163	5,117
Others	16,537	17,036
Total deferred tax assets, gross	123,069	154,263
Less: valuation allowance	(5,186)	(4,572)
Total deferred tax assets, net	117,883	149,691
Deferred tax liabilities:
Inventories	169,761	150,082
Property and equipment	23,936	26,922
Prepaid Expenses	108	108
Intangible assets, including software	3,543	5,118
Leases	1,919	723
Others	3,634	726
Total deferred tax liabilities	202,901	183,679
Deferred tax liabilities, net	¥85,018	¥33,988

Schedule of changes in valuation allowance for deferred tax assets

Changes to valuation allowance for deferred tax assets were as follows for the fiscal years ended June 30, 2024, 2023, and 2022 (in thousands):

	For the Fiscal Years Ended June 30,
	2024	2023	2022
Valuation allowance, beginning of period	¥4,572	¥121	¥—
Net changes during the period	614	4,451	121
Valuation allowance, end of period	¥5,186	¥4,572	¥121